Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets and goodwill	€ 25,155	€ 28,347
Property, plant and equipment	204,946	236,782
Right-of-use assets	39,706	41,843
Other assets	1,514	1,702
Deferred tax assets	5,092	1,194
Total non-current assets	276,412	309,868
Current assets
Assets held for sale	1,597	2,419
Inventories	541	24,801
Trade receivables	14,077	14,326
Contract assets	2,764	2,758
Other financial assets	3,622	2,661
Prepaid expenses and other assets	16,271	23,763
Current tax assets	5,794	5,201
Cash and cash equivalents	481,748	402,452
Total current assets	526,414	478,381
Total assets	802,827	788,249
Equity
Issued capital	26,921	26,879
Capital reserve	2,073,444	2,056,110
Accumulated deficit	(1,403,796)	(1,565,981)
Other comprehensive income	39	(67)
Total equity	696,608	516,941
Non-current liabilities
Lease liabilities	33,644	36,819
Contract liabilities		48,100
Deferred tax liabilities	227	6,583
Total non-current liabilities	33,871	84,919
Current liabilities
Lease liabilities	5,321	5,005
Trade and other payables	17,272	48,033
Provisions	1,956	37,400
Other liabilities	29,545	50,717
Income taxes payable	18,254	654
Contract liabilities		44,580
Total current liabilities	72,348	186,389
Total liabilities	106,219	271,308
Total equity and liabilities	€ 802,827	€ 788,249